Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2021	Jun. 30, 2020
Three months ended [Member]
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	2.05%	3.20%
Six months ended [Member]
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	2.08%	3.51%